Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Columbia Variable Portfolio - Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio – Asset Allocation Fund (the Fund) seeks total return, consisting of current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and underlying funds (including exchange-traded funds (ETFs)) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current fees paid by the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed-income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Fund invests at least 25% of its total assets in fixed-income instruments, including preferred stocks and fixed-income instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds), or in Underlying Funds that primarily invest in such instruments.

The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

		The Fund may invest in derivatives, including futures (including equity futures and index futures, primarily to manage securities market exposure, and interest rate futures, primarily to manage duration within the fixed income portfolio).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risks, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, as well as specific risks related to the underlying funds in which it invests that in the aggregate are principal risks to the Fund, including among others, those described below. More information about underlying funds, including their principal risks, is available in their prospectuses, which are incorporated by reference into this prospectus. This prospectus is not an offer for any of the underlying funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Allocation Risk. Because the Fund uses an asset allocation strategy in pursuit of its investment objective, there is a risk that the Fund's allocation among asset classes and/or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected.

Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds that use Alternative Strategies, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money. Some Alternative Strategies may be considered speculative.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the value of loans or other debt instruments may decline if the borrower or the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain loans and debt instruments to indicate their credit risk. Unless otherwise provided in the Fund’s Principal Investment Strategies, investment grade debt instruments are those rated at or above BBB- by Standard and Poor’s Ratings Services, or equivalently rated by Moody’s Investors Service, Inc. or Fitch, Inc., or, if unrated, determined by the management team to be of comparable quality. Conversely, below investment grade (commonly called “high-yield” or “junk”) debt instruments are those rated below BBB- by Standard and Poor’s Ratings Services, or equivalently rated by Moody’s Investors Service, Inc. or Fitch, Inc., or, if unrated, determined by the management team to be of comparable quality. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower quality or unrated loans or instruments held by the Fund may present increased credit risk as compared to higher-rated loans or instruments. Non-investment grade loans or debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade loans or debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or instruments, or if the ratings of loans or instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war and terrorism), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. Generally, by investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few underlying funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds (from which it receives management fees) over unaffiliated funds (from which it does not receive management fees) for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in another underlying fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund(s) does not present itself in a timely manner or at all.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of loans and other debt instruments tend to fall, and if interest rates fall, the values of loans and other debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors. The market capitalization of an issuer may also impact its risk profile. Investments in larger, more established companies may involve certain risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk.

The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet portfolio management’s perceived value assessment of that security, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended benchmark that is intended to provide a measure of the Fund's performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest.

Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

		The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended benchmark that is intended to provide a measure of the Fund's performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 12.56% Worst 4th Quarter 2008 -15.27%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Columbia Variable Portfolio - Asset Allocation Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%	[2]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	272
5 years	rr_ExpenseExampleYear05	484
10 years	rr_ExpenseExampleYear10	1,094
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	272
5 years	rr_ExpenseExampleNoRedemptionYear05	484
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,094
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	9.87%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1989
Columbia Variable Portfolio - Asset Allocation Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%	[2]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	351
5 years	rr_ExpenseExampleYear05	619
10 years	rr_ExpenseExampleYear10	1,384
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	351
5 years	rr_ExpenseExampleNoRedemptionYear05	619
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,384
2008	rr_AnnualReturn2008	(28.45%)
2009	rr_AnnualReturn2009	23.79%
2010	rr_AnnualReturn2010	13.26%
2011	rr_AnnualReturn2011	(1.09%)
2012	rr_AnnualReturn2012	12.76%
2013	rr_AnnualReturn2013	17.88%
2014	rr_AnnualReturn2014	9.80%
2015	rr_AnnualReturn2015	0.76%
2016	rr_AnnualReturn2016	5.06%
2017	rr_AnnualReturn2017	15.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.27%)
1 Year	rr_AverageAnnualReturnYear01	15.37%
5 Years	rr_AverageAnnualReturnYear05	9.59%
10 Years	rr_AverageAnnualReturnYear10	5.87%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2000
Columbia Variable Portfolio - Asset Allocation Fund | Blended Benchmark (consisting of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	10.25%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Columbia Variable Portfolio - Asset Allocation Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Columbia Variable Portfolio - Asset Allocation Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%

[1]	Other expenses have been restated to reflect current fees paid by the Fund.
[2]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment management services fees and infrequent and/or unusual expenses) through April 30, 2019, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.14% for Class 1 and 0.39% for Class 2.